INVESTMENT MANAGEMENT

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7337 EAST DOUBLETREE RANCH ROAD, SUITE 100 SCOTTSDALE, AZ 85258

January 10, 2025

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Voya Funds Trust (the “Trust”) (CIK 1066602)
(Securities Act of 1933 File No. 333-284196)

Dear Sir or Madam:

Pursuant to Rule 313 of Regulation S-T, the Trust hereby requests identifiers for the Class W shares of Voya Short Duration High Income Fund (the “Fund”), which were registered electronically via EDGAR through a registration statement on Form N-14 filed by the Trust on January 10, 2025 (accession number 0001683863-25-000132). This unofficial filing is being made via EDGAR submission type 485APOS using the Securities Act of 1933 file number assigned to the aforementioned registration statement on Form N-14 (333-284196) solely for the purpose of obtaining class identifiers for the Fund, pursuant to the “Notice and FAQ’s re: Mandatory Series and Class (Contract) Identifiers” (found at http://www.sec.gov/info/edgar/ednews/seriesclassfaq063006.htm ) .

If you have any questions or would like further information, please contact Jessica Reece at 617.235.4636.

Very truly yours,

/s/ Caitlin Robinson Caitlin Robinson

Vice President and Counsel

Voya Investment Management